ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2017
ACCOUNTING CHANGES
ACCOUNTING CHANGES

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

In February 2018, the Financial Accounting Standards Board (FASB) issued guidance that allows entities to elect an option to reclassify the stranded tax effects related to the application of U.S. tax reform from accumulated other comprehensive income/ (loss) to retained earnings. The guidance is effective January 1, 2019 with early adoption permitted. The company is currently evaluating whether to elect the option and the impact of the new guidance on its consolidated financial results.

In August 2017, the FASB issued guidance to simplify the application of current hedge accounting in certain areas, better portray the economic results of an entity’s risk management activities in its financial statements and make targeted improvements to presentation and disclosure requirements. The guidance is effective January 1, 2019 with early adoption permitted. The company adopted the guidance as of January 1, 2018 and does not expect a material impact in the consolidated financial results.

In March 2017, the FASB issued guidance that impacts the presentation of net periodic pension and postretirement benefit costs. Under the guidance, the service cost component of net benefit cost will continue to be presented within cost, selling general and administrative expense and research, development and engineering expense in the Consolidated Statement of Earnings, unless eligible for capitalization. The other components of net benefit cost will be presented separately from service cost within other (income) and expense in the Consolidated Statement of Earnings. This presentation change will be applied retrospectively upon adoption. The guidance is effective January 1, 2018 with early adoption permitted. The company adopted the guidance as of the effective date. The guidance is primarily a change in financial statement presentation and is not expected to have a material impact in the consolidated financial results. The change will have an impact on gross profit margins.

In June 2016, the FASB issued guidance for credit impairment based on an expected loss model rather than an incurred loss model. The guidance requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. The guidance is effective January 1, 2020 with a one year early adoption permitted. The company has established an implementation team and is evaluating the impact of the new guidance.

The FASB issued guidance in February 2016, with amendments in 2018, which changes the accounting for leases. The guidance requires lessees to recognize right-of-use assets and lease liabilities for most leases in the Consolidated Statement of Financial Position. The guidance makes some changes to lessor accounting, including the elimination of the use of third-party residual value guarantee insurance in the capital lease test, and overall aligns with the new revenue recognition guidance. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. There are certain practical expedients that can be elected which the company is currently evaluating for application. The guidance is effective January 1, 2019 and early adoption is permitted. The company will adopt the guidance as of the effective date.

A cross-functional implementation team has been established which is evaluating the lease portfolio, system, process and policy change requirements. The company has made progress in gathering the necessary data elements for the lease population and a system provider has been selected, with system configuration and implementation underway. The company is currently evaluating the impact of the new guidance on its consolidated financial results and expects it will have a material impact on the Consolidated Statement of Financial Position. The company is currently planning on electing the package of practical expedients to not reassess prior conclusions related to contracts containing leases, leases classification, and initial direct costs and is evaluating the other practical expedients available under the guidance.

The company’s operating lease commitments were $6.6 billion at December 31, 2017. In 2017, the use of third-party residual value guarantee insurance resulted in the company recognizing $452 million of sales-type lease revenue that would otherwise have been recognized over the lease period as operating lease revenue. The company continues to assess the potential impacts of the guidance, including normal ongoing business dynamics or potential changes in contracting terms.

In January 2016, the FASB issued guidance which addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. Certain equity investments will be measured at fair value with changes recognized in net income. The amendment also simplifies the impairment test of equity investments that lack readily determinable fair value. The guidance is effective January 1, 2018 and early adoption was not permitted except for limited provisions. The company adopted the guidance on the effective date. The guidance is not expected to have a material impact in the consolidated financial results.

The FASB issued guidance on the recognition of revenue from contracts with customers in May 2014 with amendments in 2015 and 2016. Revenue recognition will depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented, or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The company adopted the guidance effective January 1, 2018 using the cumulative catch-up transition method.

Given the scope of work required to implement the recognition and disclosure requirements under the new standard, the company began its assessment process in 2014 and has completed its changes to policy, processes, systems and controls. This also included the assessment of data availability and presentation necessary to meet the additional disclosure requirements of the guidance in the Notes to the Consolidated Financial Statements beginning in the first quarter of 2018.

The company expects revenue recognition for its broad portfolio of hardware, software and services offerings to remain largely unchanged. However, the guidance is expected to change the timing of revenue recognition in certain areas, including recognizing revenue for certain software licenses over time versus at a point in time, in limited circumstances. These impacts are not expected to be material. The company expects to continue to recognize revenue for term license (recurring license charge) software arrangements on a monthly basis over the period that the client is entitled to use the license due to the contractual terms in these arrangements. Since the company currently expenses sales commissions as incurred, the requirement in the new standard to capitalize certain in-scope sales commissions will result in an accounting change for the company. This change is not expected to be material to the consolidated financial results, with no impact to cash flows.

At January 1, 2018, $557 million was reclassified from notes and accounts receivable-trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Statement of Earnings were capitalized in accordance with the transition guidance, in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at a point in time. Additionally, net deferred taxes was reduced $184 million in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $524 million. The amortization of capitalized sales commissions compared to the previous method of recognition on an as-incurred basis is not expected to have a material impact to the company’s consolidated financial results.

Standards Implemented

In January 2017, the FASB issued guidance which clarifies the definition of a business. The guidance provides a more robust framework to use in determining when a set of assets and activities acquired or sold is a business. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance effective January 1, 2017, and it did not have a material impact in the consolidated financial results.

In October 2016, the FASB issued guidance which requires an entity to recognize the income tax consequences of intra-entity transfers of assets, other than inventory, at the time of transfer. Assets within the scope of the guidance include intellectual property and property, plant and equipment. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance on January 1, 2017 using the required modified retrospective method. At adoption, $95 million and $47 million were reclassified from investments and sundry assets and prepaid expenses and other current assets, respectively into retained earnings. Additionally, net deferred taxes of $244 million were established in deferred taxes in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $102 million. In January 2017, the company had one transaction that generated a $582 million benefit to income tax expense, income from continuing operations and net income and a benefit to both basic and diluted earnings per share of $0.62 per share for the year ended December 31, 2017. There was no other impact in the consolidated financial results for the year ended December 31, 2017. The ongoing impact of this guidance will be dependent on any transaction that is within its scope.

In March 2016, the FASB issued guidance which changes the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. The guidance was effective and adopted by the company on January 1, 2017, and it did not have a material impact in the Consolidated Statement of Financial Position. The ongoing impact of the guidance could result in increased volatility in the provision for income taxes and earnings per share in the Consolidated Statement of Earnings, depending on the company’s share price at exercise or vesting of share-based awards compared to grant date, however these impacts are not expected to be material. These impacts are recorded on a prospective basis. The company continues to estimate forfeitures in conjunction with measuring stock-based compensation cost. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. Prior to adoption, the company reported this activity as an operating cash outflow and as a result, prior periods have been reclassified as required. The FASB also issued guidance in May 2017, which relates to the accounting for modifications of share-based payment awards. The company adopted the guidance in the second quarter of 2017. The guidance had no impact in the consolidated financial results.

In September 2015, the FASB issued guidance eliminating the requirement that an acquirer in a business combination account for a measurement-period adjustment retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which the amount of the adjustment is determined. In addition, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date should be presented separately on the face of the income statement or disclosed in the notes. The guidance was effective January 1, 2016 on a prospective basis. The guidance did not have a material impact in the consolidated financial results.

In May 2015, the FASB issued guidance which removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also removed the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The guidance was effective January 1, 2016. The guidance was a change in disclosure only and did not have an impact in the consolidated financial results.

In April 2015, the FASB issued guidance about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a services contract. All software licenses recognized under this guidance will be accounted for consistent with other licenses of intangible assets. The guidance was effective January 1, 2016 and the company adopted it on a prospective basis. The guidance did not have a material impact in the consolidated financial results.